Income Taxes	12 Months Ended
Dec. 31, 2019
Disclosure of income tax [Abstract]
Taxation
TAXATION

Figures in millions	US Dollars
	2019	2018	2017
South African taxation
Normal taxation	—	—	1
Prior year (over) under provision	—	(2)	—
Deferred taxation
Other temporary differences	(18)	(27)	(42)
Change in estimated deferred tax rate	(14)	7	10
	(32)	(22)	(31)
Foreign taxation
Normal taxation	299	243	201
Prior year (over) under provision	(1)	1	(26)
Deferred taxation
Temporary differences	(28)	(6)	19
Prior year (over) under provision	1	4	2
Change in estimate	9	(7)	—
Change in statutory tax rate	2	(1)	(2)
	282	234	194
	250	212	163

Reconciliation to South African statutory rate

Figures in millions	US Dollars
Reconciliation to South African statutory rate	2019	2018	2017

Implied tax charge at 28%	173	125	92
Increase (decrease) due to:
Expenses not tax deductible(1)	28	28	25
Share of associates and joint ventures' (profit) loss	(47)	(34)	(6)
Tax rate differentials(2)	39	25	29
Exchange variations, translation and accounting adjustments	11	24	6
Current year tax losses not recognised (recognised) in deferred tax assets:
Obuasi mine	14	13	18
AngloGold Ashanti Holdings plc(3)	29	36	—
North America	6	6	—
Tax exempt entities:
AngloGold Ashanti Holdings plc(3)	—	—	31
Other	(2)	(1)	—
Change in planned utilisation of deferred tax assets and impact of estimated deferred tax rate change	(5)	—	10
Tax effect of retained SA items	3	(10)	(13)
Tax allowances	(1)	(2)	(3)
Impact of statutory tax rate change	2	(1)	(2)
Adjustment in respect of prior years	—	3	(24)
Income tax expense	250	212	163
(1) Includes corporate and other costs, transfer pricing and British Virgin Isle group losses.
(2) Due to different tax rates in various jurisdictions.
(3) During 2018, AngloGold Ashanti Holdings plc changed its tax jurisdiction from the Isle of Man (taxed at 0% in 2017) to the United Kingdom (taxed at 19% in 2018 and 19% in 2019).

12    TAXATION (continued)

Figures in millions	US Dollars
	2019	2018	2017
Analysis of unrecognised deferred tax assets
Tax losses available to be utilised against future profits
- utilisation required within one year	—	48	—
- utilisation required between one and two years	85	187	48
- utilisation required between two and five years	356	300	333
- utilisation required between five and twenty years	973	1,229	1,210
- utilisation in excess of twenty years	73	26	1
	1,487	1,790	1,592

At the statutory tax rates the unrecognised value of deferred tax assets are: $389m (2018: $501m; 2017: $470m), mainly relating to tax losses incurred in the United Kingdom, North America, Ghana and Colombia.

Income tax uncertainties

AngloGold Ashanti operates in numerous countries around the world and accordingly is subject to, and pays annual income taxes under, the various income tax regimes in the countries in which it operates. Some of these tax regimes are defined by contractual agreements with local government, and others are defined by the general corporate income tax laws of the country. The group has historically filed, and continues to file, all required income tax returns and to pay the taxes reasonably determined to be due. In some jurisdictions, tax authorities are yet to complete their assessments for previous years. The tax rules and regulations in many countries are highly complex and subject to interpretation. From time to time, the group is subject to a review of its historic income tax filings and in connection with such reviews, disputes can arise with the tax authorities over the interpretation or application of certain rules in respect of the group’s business conducted within the country involved. Significant judgement is required in determining the worldwide provisions for income taxes due to the complexity of legislation.There are many transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business.

The IFRS Interpretations Committee issued IFRIC23, which clarifies how the recognition and measurement requirements of income taxes are applied where there is uncertainty over income tax treatments. IFRIC 23 was adopted by the group on 1 January 2019.

Irrespective of whether potential economic outflows of matters have been assessed as probable or possible, individually significant matters are included below, to the extent that disclosure does not prejudice the group.

Argentina - Cerro Vanguardia SA
The Argentina Tax Authority has challenged the deduction of certain hedge losses, with tax and penalties amounting to $10m (2018: $14m; 2017: $27m). Management has appealed this matter which has been heard by the Tax Court, with final evidence submitted in 2017. The matter is pending and judgement is expected in the next 24 months. Management is of the opinion that the hedge losses were claimed correctly and no provision has therefore been made.

Brazil - AGA Mineração and Serra Grande
The Brazil Tax Authority has challenged various aspects of the Companies’ tax returns for periods from 2003 to 2016 which individually and in aggregate are not considered to be material. Based on the engagement with the Tax Authority, certain amounts have been allowed and assessments reduced, whilst objections have been lodged against the remainder of the findings. In December 2019, Serra Grande received a tax assessment of approximately $25m relating to the amortisation of goodwill on the acquisition of mining interests, which is permitted as a tax deduction when the acquirer is a domiciled entity. Management is of the opinion that the Tax Authority is unlikely to succeed in this matter. This is supported by external legal advice and therefore no provision has been made.

Colombia - La Colosa and Gramalote
The tax treatment of exploration expenditure has been investigated by the Colombian Tax Authority which resulted in claims for taxes and penalties of $88m(1) (2018: $144m; 2017: $150m) pertaining to the 2010 to 2014 tax years.

These assessments were appealed in 2016 (in the case of La Colosa) and resulted in an adverse judgement on 22 October 2018, in the Administrative Court of Cundinamarca. An appeal was lodged and all arguments submitted to the Council of State on 21 August 2018, with an expected judgement in the next 12 to 18 months. The deduction of exploration costs is prohibited from 2017 onwards following a change in legislation. Subsequent to this date, exploration costs have been treated in accordance with the amended legislation. In July 2019, the Supreme Administrative Court issued a ruling that duplicate penalties may not be charged. The impact of the ruling is that certain penalties will be waived, which reduces the overall exposure by $76m. The matter is pending and may take two to four years to be resolved. Management is of the opinion that the Colombian Tax Authority is unlikely to succeed in this matter and therefore no provision is made.

(1) Includes reduction of overall exposure by $76m as described above.

Guinea - Siguiri
The Guinea Tax Authority has challenged various aspects of the Companies’ tax returns for periods of 2010, and 2014 to 2016 totalling $12m (attr.) (2018: $8m (attr.);2017: $8m (attr.)). Management has objected to these assessments but has provided for a portion of the total claims amounting to $2m (attr.) (2018: $2m (attr.); 2017: $2m(attr.)
12    TAXATION (continued)

Mali - Sadiola, Yatela, Morila
The Mali Tax Authority has challenged various aspects of the Companies’ tax returns for periods of 2012 to 2018 totalling $26m (attr.) (2018: $16m (attr.); 2017: $16m(attr.)). This includes an assessment of $10m (attr.) received in late December 2019. Management has objected to these assessments and is of the opinion that the Tax Authority is unlikely to succeed in this matter and therefore no provision has been made.

Tanzania - Geita Gold Mine
The Tanzania Revenue Authority has raised audit findings on various tax matters for years from 2009 to 2018 amounting to $164m (2018: $163m; 2017: $113m). Management has objected and appealed through various levels of the legislative processes and has provided for a portion of the total claims amounting to $2m (2018: $2m; 2017: $2m). Management is of the opinion that for the remainder of the claims the Tax Authority is unlikely to succeed and therefore no provision has been made.

In addition to the above, it should be noted that amendments passed to legislation in 2017 amended the 2010 Mining Act and new Finance Act. Effective from 1 July 2017, the gold mining royalty rate increased to 6% (from 4%) and further a 1% clearing fee on the value of all minerals exported was imposed. The group has been paying the higher royalty and clearing fees since this date, under protest and is of the view that this is in contravention of its Mining Development Agreement.